UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2018

Date of reporting period: September 30, 2017

Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.7%
Argentina — 0.0%
MercadoLibre	802	$208

Canada — 0.6%
Canadian Natural Resources	49,265	1,650
Magna International	18,182	970

		2,620

China — 0.7%
Alibaba Group Holding ADR *	2,968	513
Tencent Holdings ADR	52,364	2,299

		2,812

France — 0.3%
BNP Paribas ADR	26,830	1,085

Ireland — 1.0%
Accenture, Cl A	12,421	1,678
Ingersoll-Rand	9,666	862
Jazz Pharmaceuticals *	1,291	189
Mallinckrodt*	6,250	233
Medtronic	15,255	1,186

		4,148

Japan — 0.1%
Toyota Motor ADR	5,182	618

Netherlands — 0.9%
Royal Dutch Shell ADR, Cl A	62,587	3,792

Puerto Rico — 0.1%
Popular	14,249	512

United Kingdom — 0.8%
Aon	3,000	438
BP ADR	66,008	2,537
Delphi Automotive	3,672	361

		3,336

United States — 91.2%
Consumer Discretionary — 13.1%
Advance Auto Parts	3,833	380
Amazon.com*	8,903	8,559
Best Buy	8,992	512
BorgWarner	5,588	286
CarMax*	3,579	271
Carnival	8,098	523
Charter Communications, Cl A *	903	328
Chipotle Mexican Grill, Cl A *	560	172
Comcast, Cl A	54,987	2,116
Dollar General	49,491	4,011
Dollar Tree *	5,817	505
Domino’s Pizza	2,160	429
DR Horton	11,815	472
Floor & Decor Holdings, Cl A *	5,625	219
Ford Motor	17,445	209
Gap	8,437	249

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Motors	36,482	$1,473
Gentex	12,060	239
Goodyear Tire & Rubber	25,168	837
Hanesbrands	19,693	485
Hasbro	2,632	257
Hilton Grand Vacations *	1,784	69
Hilton Worldwide Holdings	5,947	413
Home Depot	25,946	4,244
Interpublic Group of	8,487	176
John Wiley & Sons, Cl A	8,540	457
Kohl’s	5,853	267
L Brands	9,172	382
Liberty Ventures, Ser A *	4,069	234
Lowe’s	45,756	3,658
Macy’s	11,165	244
Madison Square Garden *	964	206
Marriott International, Cl A	3,335	368
McDonald’s	4,567	716
Mohawk Industries *	1,870	463
Netflix*	13,467	2,442
Newell Brands	9,871	421
NIKE, Cl B	47,457	2,461
Nordstrom	6,086	287
Norwegian Cruise Line Holdings *	8,688	470
Omnicom Group	39,756	2,945
priceline.com*	1,358	2,486
PVH	1,776	224
Ross Stores	20,826	1,345
Royal Caribbean Cruises	4,800	569
Starbucks	21,282	1,143
Target	5,064	299
Tesla*	1,067	364
Time Warner	4,715	483
TJX	5,087	375
Tractor Supply	3,480	220
Ulta Beauty *	4,430	1,001
Vail Resorts	1,061	242
VF	3,424	218
Visteon*	3,643	451
Walt Disney	12,540	1,236
Williams-Sonoma	3,319	165
Wyndham Worldwide	3,409	359
Yum China Holdings	5,646	226

		54,861

Consumer Staples — 8.4%
Campbell Soup	14,954	700
Clorox	11,033	1,455
Coca-Cola	66,240	2,981
Colgate-Palmolive	14,526	1,058
Costco Wholesale	3,727	612
CVS Caremark	70,174	5,707

New Covenant Funds / Quarterly Report / September 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dr Pepper Snapple Group	24,494	$2,167
Estee Lauder, Cl A	2,495	269
General Mills	15,944	825
JM Smucker	33,542	3,520
Kellogg	18,198	1,135
Kimberly-Clark	12,277	1,445
Kroger	152,929	3,068
McCormick	8,882	912
Mondelez International, Cl A	11,943	486
Monster Beverage *	16,089	889
PepsiCo	26,685	2,974
Procter & Gamble	35,613	3,240
Sysco	16,122	870
Wal-Mart Stores	13,074	1,022

		35,335

Energy — 5.0%
Anadarko Petroleum	13,228	646
Andeavor	2,130	220
Apache	7,152	328
Baker Hughes a GE	7,765	284
Cheniere Energy *	4,589	207
Chevron	34,559	4,061
ConocoPhillips	30,117	1,507
Devon Energy	26,634	978
Diamondback Energy *	3,307	324
EOG Resources	4,924	476
EQT	2,732	178
ExxonMobil	30,329	2,486
Halliburton	18,384	846
Helmerich & Payne	12,616	657
Hess	12,055	565
Kinder Morgan	28,607	549
Marathon Oil	13,374	181
Marathon Petroleum	3,852	216
Newfield Exploration *	12,145	360
Noble Energy	6,179	175
Occidental Petroleum	52,695	3,384
Oceaneering International	7,176	189
ONEOK	3,505	194
Pioneer Natural Resources	4,873	719
Schlumberger	11,067	772
Weatherford International *	36,526	167
Williams	6,398	192

		20,861

Financials — 13.5%
Aflac	47,733	3,885
Allstate	3,084	283
Arthur J Gallagher	4,912	302
Assurant	2,073	198
Bank of America	188,769	4,783
Bank of New York Mellon	9,127	484

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Berkshire Hathaway, Cl B *	20,310	$3,723
Blackstone Group (A)	45,698	1,525
Brighthouse Financial *	3,743	228
Citigroup	85,755	6,238
CME Group, Cl A	1,579	214
CNA Financial	13,555	681
Comerica	7,408	565
First Republic Bank	7,339	767
Goldman Sachs Group	6,736	1,598
Hartford Financial Services Group	4,042	224
Invesco	18,123	635
Jones Lang LaSalle	1,910	236
JPMorgan Chase	62,182	5,939
KKR (A)	96,486	1,962
Marsh & McLennan	51,082	4,281
MetLife	18,158	943
Morgan Stanley	23,074	1,111
Morningstar	2,649	225
MSCI, Cl A	2,345	274
Northern Trust	11,179	1,028
OneMain Holdings, Cl A *	8,319	235
Principal Financial Group	15,345	987
Prudential Financial	12,809	1,362
Radian Group	11,571	216
S&P Global	6,256	978
Santander Consumer USA Holdings *	45,500	699
SLM *	19,631	225
State Street	60,933	5,822
SVB Financial Group *	1,701	318
Synchrony Financial	15,373	477
T Rowe Price Group	2,711	246
US Bancorp	7,000	375
Wells Fargo	40,952	2,259

		56,531

Health Care — 15.7%
Abbott Laboratories	91,218	4,867
AbbVie	26,414	2,347
Acadia Healthcare *	3,163	151
Aetna	1,508	240
Agilent Technologies	12,544	805
Alexion Pharmaceuticals *	16,276	2,283
Allergan	4,390	900
Alnylam Pharmaceuticals *	2,465	290
AmerisourceBergen, Cl A	26,958	2,231
Amgen	26,396	4,922
Anthem	1,320	251
Baxter International	18,657	1,171
Becton Dickinson	28,577	5,600
Biogen Idec *	7,639	2,392
Boston Scientific *	53,182	1,551
Bristol-Myers Squibb	18,294	1,166

2	New Covenant Funds/ Quarterly Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Brookdale Senior Living *	18,527	$196
Celgene*	16,584	2,418
Cigna	5,764	1,078
DENTSPLY SIRONA	3,113	186
Edwards Lifesciences*	3,092	338
Eli Lilly	5,249	449
Gilead Sciences	15,737	1,275
HCA Healthcare *	6,747	537
Horizon Pharma*	33,973	431
Humana	2,053	500
Illumina*	3,350	667
Incyte*	1,663	194
Johnson & Johnson	43,987	5,719
McKesson	1,329	204
Merck	73,700	4,719
Mylan*	6,261	196
Pfizer	69,025	2,464
Quest Diagnostics	1,980	185
Quintiles IMS Holdings *	3,474	330
Regeneron Pharmaceuticals *	1,447	647
ResMed	2,930	226
TESARO*	1,475	190
Thermo Fisher Scientific	2,235	423
UnitedHealth Group	48,970	9,591
Varian Medical Systems *	2,214	222
Vertex Pharmaceuticals *	3,847	585
Zoetis, Cl A	12,194	778

		65,915

Industrials — 9.0%
3M	21,029	4,414
Acuity Brands	5,676	972
AECOM Technology *	21,002	773
AerCap Holdings *	15,651	800
American Airlines Group	20,002	950
Arconic	7,379	184
Clean Harbors *	6,298	357
CSX	4,792	260
Cummins	2,833	476
Deere	3,574	449
Delta Air Lines	42,888	2,068
Dun & Bradstreet	3,621	422
Eaton	25,290	1,942
Equifax	7,364	781
FedEx	1,493	337
Fluor	4,058	171
General Electric	86,732	2,097
HEICO	2,785	250
Hexcel	4,105	236
Illinois Tool Works	27,011	3,997
Johnson Controls International	39,259	1,582
ManpowerGroup	6,297	742

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nielsen Holdings	11,970	$496
Norfolk Southern	5,089	673
Owens Corning	4,196	325
Rockwell Automation	2,242	400
Roper Technologies	2,417	588
Ryder System	2,710	229
Southwest Airlines	4,455	249
Spirit AeroSystems Holdings, Cl A	13,868	1,078
Stanley Black & Decker	1,841	278
TransDigm Group	4,365	1,116
TransUnion*	5,525	261
Trinity Industries	8,883	283
Union Pacific	11,761	1,364
United Parcel Service, Cl B	6,206	745
United Rentals *	1,692	235
United Technologies	7,686	892
Waste Management	3,397	266
WESCO International *	3,527	205
WW Grainger	17,513	3,148
Xylem	9,204	576

		37,667

Information Technology — 19.9%
Activision Blizzard	13,691	883
Adobe Systems *	19,199	2,864
Advanced Micro Devices *	33,830	431
Alliance Data Systems	1,901	421
Alphabet, Cl A *	10,182	9,914
Alphabet, Cl C *	553	530
Amdocs	7,734	497
Analog Devices	9,734	839
Apple	58,880	9,075
Applied Materials	11,307	589
ASML Holding, Cl G	11,092	1,899
Autodesk*	15,609	1,752
Automatic Data Processing	30,154	3,296
Broadcom	6,240	1,513
CA	12,146	405
Cisco Systems	106,090	3,568
Cognizant Technology Solutions, Cl A	15,119	1,097
Dell Technologies, Cl V *	11,954	923
DXC Technology	4,271	367
eBay*	7,634	294
Facebook, Cl A *	34,903	5,964
First Data, Cl A *	22,041	398
First Solar *	4,120	189
Genpact	15,752	453
Global Payments	3,837	365
Intel	58,513	2,228
International Business Machines	8,941	1,297
Intuit	2,390	340
IPG Photonics *	1,133	210

New Covenant Funds/ Quarterly Report / September 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Keysight Technologies *	19,698	$821
Lam Research	3,010	557
Mastercard, Cl A	12,275	1,733
Microchip Technology	39,693	3,564
Micron Technology *	43,858	1,725
Microsoft	127,801	9,520
National Instruments	6,033	254
NVIDIA	10,744	1,921
ON Semiconductor *	18,593	343
Oracle	27,586	1,334
PayPal Holdings *	7,193	461
QUALCOMM	11,619	602
salesforce.com*	12,303	1,149
Symantec	22,505	738
Texas Instruments	9,142	819
Visa, Cl A	43,671	4,596
Western Digital	2,423	209
Xerox	8,750	291
Zendesk *	7,403	216

		83,454

Materials — 3.1%
Air Products & Chemicals	6,824	1,032
Albemarle	1,720	234
Alcoa	8,537	398
Avery Dennison	2,597	255
Ball	32,508	1,343
DowDuPont	24,344	1,685
Eastman Chemical	13,134	1,189
Ecolab	6,206	798
Freeport-McMoRan *	23,109	324
Louisiana-Pacific *	14,840	402
LyondellBasell Industries, Cl A	2,167	215
Monsanto	5,708	684
Newmont Mining	5,784	217
PPG Industries	1,829	199
Praxair	11,338	1,584
Reliance Steel & Aluminum	2,785	212
Sherwin-Williams	4,201	1,504
Sonoco Products	7,897	398
Vulcan Materials	2,606	312

		12,985

Real Estate — 2.1%
American Tower, Cl A ‡	3,091	422
AvalonBay Communities ‡	1,993	356
Boston Properties ‡	1,468	180
Brandywine Realty Trust ‡	14,492	253
CBRE Group, Cl A *	13,491	511
Corporate Office Properties Trust ‡	24,030	789
Crown Castle International ‡	2,677	268
Equinix‡	1,591	710
Forest City Realty Trust, Cl A ‡	25,236	644

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Host Hotels & Resorts ‡	39,832	$737
ProLogis ‡	29,469	1,870
Regency Centers ‡	7,367	457
SBA Communications, Cl A *‡	1,919	276
VEREIT‡	26,757	222
Welltower‡	2,683	189
Weyerhaeuser‡	24,255	825

		8,709

Telecommunication Services — 1.2%
AT&T	64,580	2,530
Sprint *	36,730	286
Verizon Communications	36,358	1,799
Zayo Group Holdings *	9,242	318

		4,933

Utilities — 1.8%
American Water Works	11,171	904
Calpine *	23,513	347
CMS Energy	33,968	1,573
DTE Energy	15,180	1,630
Eversource Energy	26,742	1,616
PG&E	2,937	200
Xcel Energy	22,986	1,088

		7,358

		388,609

Total Common Stock (Cost $318,610) ($ Thousands)		407,740

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F 0.840%**†	10,783,680	10,784

Total Cash Equivalent (Cost $10,784) ($ Thousands)		10,784

Total Investments in Securities— 98.4% (Cost $330,114) ($ Thousands) @		$419,277

Percentages are based on Net Assets of $426,226 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of September 30, 2017.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At September 30, 2017, such securities amounted to $3,487 ($ Thousands), or 0.8% of the net assets of the Fund.

@	At September 30, 2017, the tax basis cost of the Fund’s investments was $330,114 ($ Thousands), and the unrealized appreciation and depreciation were $97,104 ($ Thousands) and ($7,941) ($ Thousands), respectively.

4	New Covenant Funds / Quarterly Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Growth Fund (Continued)

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

Ser — Series

As of September 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 6/30/2017	Purchases at Cost	Proceeds From Sales	Value 9/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$16,381	$3,461	$(9,058)	$10,784	$27

Total	$16,381	$3,461	$(9,058)	$10,784	$27

New Covenant Funds / Quarterly Report / September 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 40.6%

Agency Mortgage-Backed Obligations — 34.5%
FHLMC
6.500%, 09/01/2039	$53	$59
5.500%, 12/01/2028 to 12/01/2038	1,068	1,184
5.000%, 12/01/2020 to 08/01/2044	1,866	2,035
4.500%, 06/01/2038 to 04/01/2047	4,746	5,101
4.000%, 01/01/2042 to 07/01/2047	4,169	4,401
3.500%, 11/01/2042 to 12/01/2045	3,648	3,773
3.000%, 08/01/2046 to 02/01/2047	4,025	4,048
2.000%, 09/01/2023	836	839
FHLMC CMO, Ser 2011-3947, Cl SG, IO
4.716%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	391	66
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	244	22
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	531	45
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	739	68
FHLMC CMO, Ser 2012-4099, Cl ST, IO
4.773%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	168	33
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	435	67
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.016%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	269	42
FHLMC CMO, Ser 2014-4310, Cl SA, IO
4.716%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	70	12
FHLMC CMO, Ser 2014-4335, Cl SW, IO
4.766%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	145	28
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.752%, 04/15/2041 (A)	107	6
FHLMC Multifamily Structured Pass-Through Certificates, Ser K712, Cl X1, IO
1.452%, 11/25/2019 (A)	1,380	29
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M2
3.734%, VAR ICE LIBOR USD 1 Month+2.500%, 08/25/2024	105	106
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
2.437%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029	366	370
FHLMC TBA
4.000%, 10/14/2040	3,600	3,790
3.500%, 10/15/2041	6,400	6,601
3.000%, 10/15/2042	800	803
2.500%, 11/15/2027	1,000	1,006

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2016-353, Cl S1, IO
4.766%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	$188	$41
FNMA
7.000%, 11/01/2037 to 11/01/2038	39	44
6.500%, 01/01/2038 to 05/01/2040	324	365
6.000%, 07/01/2037 to 11/01/2038	199	225
5.500%, 02/01/2035	192	216
5.000%, 01/01/2021 to 07/01/2045	5,077	5,566
4.500%, 02/01/2035 to 04/01/2056	2,621	2,842
4.000%, 06/01/2025 to 08/01/2047	14,552	15,411
3.500%, 12/01/2032 to 03/01/2057	8,780	9,093
3.424%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	32	34
3.000%, 11/01/2046	378	379
2.893%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.268%, 01/01/2036	48	51
2.500%, 10/01/2042	698	679
2.240%, 09/01/2026	147	142
1.830%, VAR ICE LIBOR USD 12 Month+1.443%, 05/01/2043	1,204	1,238
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	610	678
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	166	187
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	696	63
FNMA CMO, Ser 2014-47, Cl AI, IO
1.780%, 08/25/2044 (A)	249	15
FNMA CMO, Ser 2015-55, Cl IO, IO
1.453%, 08/25/2055 (A)	60	3
FNMA CMO, Ser 2015-56, Cl AS, IO
4.913%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	81	18
FNMA CMO, Ser 2015-M3, Cl X2, IO
0.473%, 10/25/2024 (A)	4,662	102
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
2.537%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	479	484
FNMA TBA
5.000%, 10/01/2036	1,500	1,636
4.000%, 10/14/2039	1,500	1,580
3.500%, 10/01/2040 to 11/01/2040	3,000	3,103
3.000%, 11/25/2026 to 10/15/2042	3,700	3,760
2.500%, 11/25/2027	1,100	1,106
FNMA, Ser 2013-54, Cl BS, IO
4.913%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	69	14

New Covenant Funds / Quarterly Report / September 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2017-76, Cl SB, IO
4.866%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	$400	$75
FNMA, Ser M1, Cl A2
2.497%, 10/25/2026 (A)	150	145
GNMA
5.500%, 02/20/2037 to 01/15/2039	206	228
5.000%, 12/20/2038 to 07/20/2040	1,135	1,238
4.600%, 09/15/2034	2,773	2,998
4.500%, 07/20/2038 to 07/20/2041	1,117	1,197
4.000%, 01/15/2041 to 08/20/2047	1,595	1,689
3.500%, 02/20/2047 to 03/20/2047	1,135	1,186
2.500%, 02/20/2027	1,088	1,102
GNMA CMO, Ser 2012-34, Cl SA, IO
4.819%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	50	8
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	124	10
GNMA CMO, Ser 2012-H18, Cl NA
1.744%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	250	249
GNMA CMO, Ser 2012-H30, Cl GA
1.574%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	1,060	1,054
GNMA CMO, Ser 2013-85, Cl IA, IO
0.740%, 03/16/2047 (A)	3,375	134
GNMA CMO, Ser 2013-95, Cl IO, IO
0.711%, 04/16/2047 (A)	1,949	81
GNMA CMO, Ser 2013-H01, Cl TA
1.724%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	220	220
GNMA CMO, Ser 2013-H08, Cl BF
1.624%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	987	982
GNMA CMO, Ser 2013-H21, Cl FB
1.924%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	601	604
GNMA CMO, Ser 2014-105, IO
1.100%, 06/16/2054	1,335	78
GNMA CMO, Ser 2014-186, Cl IO, IO
0.781%, 08/16/2054 (A)	1,708	88
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	151	30
GNMA CMO, Ser 2015-7, Cl IO, IO
0.878%, 01/16/2057 (A)	1,322	81
GNMA CMO, Ser 2015-H20, Cl FA
0.663%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	309	308
GNMA TBA
4.000%, 10/01/2039	1,600	1,687
3.500%, 10/15/2041 to 11/15/2041	3,000	3,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 10/01/2042	5,700	$5,779

		107,976

Financials — 0.2%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
2.116%, VAR LIBOR USD 1 Month+0.880%, 09/15/2034 (B)	410	410
BX Trust 2017-APPL, Ser APPL, Cl A
2.114%, VAR LIBOR USD 1 Month+0.880%, 07/15/2034 (B)	150	150

		560

Non-Agency Mortgage-Backed Obligations — 5.9%
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.877%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/2034	193	192
CD Commercial Mortgage Trust, Ser 16-CD2, Cl A4
3.526%, 11/01/2049	140	145
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	105
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/2058	140	147
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl D
3.172%, 09/10/2058	200	156
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	810	835
COMM 2014-CCRE19 Mortgage Trust, Ser CR19, Cl C
4.873%, 08/10/2047 (A)	200	204
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045 (B)	590	599
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	1,041	1,076
COMM Mortgage Trust, Ser 2014-PAT, Cl A
2.029%, VAR LIBOR USD 1 Month+0.800%, 08/13/2027 (B)	116	116
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	105
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
1.086%, 12/10/2023 (A)	756	27
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	21

2	New Covenant Funds / Quarterly Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.252%, 10/10/2046 (A)	$10	$10
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	21
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
2.079%, VAR LIBOR USD 1 Month+0.850%, 02/13/2032 (B)	200	200
CSMC Trust, Ser 2016-BDWN, Cl B
5.734%, VAR LIBOR USD 1 Month+4.500%, 02/15/2029 (B)	200	200
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,010	1,076
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	80	87
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
1.904%, VAR ICE LIBOR USD 1 Month+0.670%, 01/25/2035	920	914
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.250%, 11/15/2045 (A)	50	52
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	210	223
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.052%, 01/15/2047 (A)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.711%, 09/15/2047 (A)	80	81
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (A)	380	373
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	250	263
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A
3 3.801%, 08/15/2048	490	515
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 03/15/2050 (A)	200	209
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	8	9
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	1,361	1,416

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047 (B)	$380	$386
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl C
3.327%, VAR LIBOR USD 1 Month+2.350%, 08/15/2027 (B)	110	110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
4.977%, VAR LIBOR USD 1 Month+3.750%, 05/15/2028 (B)	200	189
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	462	462
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.859%, 05/25/2045 (A)(B)	213	213
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	681	697
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	17	17
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	1,475	1,517
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.219%, 07/15/2046 (A)	120	129
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	220	227
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl A4
3.049%, 11/15/2049	140	139
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl A4
3.596%, 12/15/2049	160	166
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	21	21
Morgan Stanley Re-Remic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	–	–
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	410	408
MSCG Trust, Ser 2016-SNR, Cl C
5.205%, 11/15/2034 (B)	150	154
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	98	99
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	930	952

New Covenant Funds / Quarterly Report / September 30, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
3.366%, 03/25/2034 (A)	$214	$219
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	423	426
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	119
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	76
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.537%, 05/10/2063 (A)(B)	368	19
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl NXS3
3.371%, 09/15/2057	160	166
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	1,354	1,464
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.609%, 06/15/2045 (A)(B)	1,171	62
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	164
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.489%, 05/15/2045 (A)(B)	1,356	68
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.377%, 10/15/2057 (A)	270	284
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl C
3.850%, 10/15/2057 (A)	150	149
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.816%, 10/15/2057 (A)	1,192	40

		18,551

Total Mortgage-Backed Securities (Cost $126,840) ($ Thousands)		127,087

CORPORATE OBLIGATIONS — 30.6%

Consumer Discretionary — 4.0%
21st Century Fox America
6.900%, 03/01/2019	900	961
Amazon.com
3.150%, 08/22/2027 (B)	470	473
2.400%, 02/22/2023 (B)	1,000	998

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BMW US Capital
2.150%, 04/06/2020 (B)	$950	$955
Charter Communications Operating
4.908%, 07/23/2025	40	43
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,483
Danone
2.077%, 11/02/2021 (B)	500	491
Ford Motor Credit
8.125%, 01/15/2020	340	383
2.597%, 11/04/2019	1,060	1,068
2.262%, 03/28/2019	759	761
General Motors Financial
4.200%, 03/01/2021	819	858
3.700%, 11/24/2020	80	83
3.700%, 05/09/2023	190	194
3.150%, 01/15/2020	330	336
Hyundai Capital America MTN
2.400%, 10/30/2018 (B)	240	241
McDonald’s MTN
2.750%, 12/09/2020	280	285
NBCUniversal Media
4.375%, 04/01/2021	10	11
Newell Brands
4.200%, 04/01/2026	10	10
3.850%, 04/01/2023	90	95
3.150%, 04/01/2021	30	31
TCI Communications
7.875%, 02/15/2026	240	322
Time Warner
4.875%, 03/15/2020	995	1,059
Time Warner Cable
5.000%, 02/01/2020	990	1,047
Viacom
5.625%, 09/15/2019	422	450
3.875%, 04/01/2024	20	20

		12,658

Consumer Staples — 1.3%
CVS Health
4.125%, 05/15/2021	300	317
3.875%, 07/20/2025	95	99
2.800%, 07/20/2020	190	193
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,300	1,610
Kraft Heinz Foods
5.375%, 02/10/2020	86	92
4.875%, 02/15/2025 (B)	80	86
3.950%, 07/15/2025	40	41
Kroger
4.000%, 02/01/2024	140	145

4	New Covenant Funds / Quarterly Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PepsiCo
3.000%, 08/25/2021	$290	$301
2.750%, 03/05/2022	80	82
Smithfield Foods
2.700%, 01/31/2020 (B)	330	331
Walgreens Boots Alliance
3.450%, 06/01/2026	150	150
Wal-Mart Stores
4.250%, 04/15/2021	210	226
WM Wrigley Jr
2.900%, 10/21/2019 (B)	360	365
2.400%, 10/21/2018 (B)	140	141

		4,179

Energy — 3.2%
Anadarko Petroleum
8.700%, 03/15/2019	590	644
5.550%, 03/15/2026	190	212
5.211%, 10/10/2036 (C)	3,000	1,262
Apache
3.250%, 04/15/2022	783	794
Baker Hughes a GE
3.200%, 08/15/2021	26	27
BP Capital Markets
3.216%, 11/28/2023	140	143
Chevron
2.954%, 05/16/2026	170	170
2.100%, 05/16/2021	130	130
1.991%, 03/03/2020	1,150	1,154
ConocoPhillips
4.200%, 03/15/2021	444	472
Devon Energy
5.850%, 12/15/2025	120	138
3.250%, 05/15/2022	630	638
Enterprise Products Operating
3.900%, 02/15/2024	457	479
EOG Resources
4.150%, 01/15/2026	60	64
ExxonMobil
3.043%, 03/01/2026	150	153
Halliburton
3.800%, 11/15/2025	140	144
3.250%, 11/15/2021	180	185
Kinder Morgan Energy Partners
4.150%, 02/01/2024	770	798
Noble Energy
4.150%, 12/15/2021	290	306
3.850%, 01/15/2028	140	140
Occidental Petroleum
4.100%, 02/01/2021	50	53
3.400%, 04/15/2026	80	81
3.125%, 02/15/2022	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 02/15/2027	$130	$128
Petrofac
3.400%, 10/10/2018 (B)	150	149
Schlumberger Holdings
3.000%, 12/21/2020 (B)	970	994
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	311

		9,872

Financials — 11.1%
American Express
7.000%, 03/19/2018	660	677
2.650%, 12/02/2022	264	265
American Express Credit MTN
2.200%, 03/03/2020	710	714
American International Group
4.875%, 06/01/2022	415	456
Anglo American Capital
3.625%, 09/11/2024 (B)	200	199
Bank of America
7.625%, 06/01/2019	75	82
Bank of America MTN
6.875%, 04/25/2018	390	401
5.625%, 07/01/2020	30	33
5.000%, 05/13/2021	80	87
4.450%, 03/03/2026	678	717
4.200%, 08/26/2024	210	221
4.125%, 01/22/2024	370	393
4.100%, 07/24/2023	280	298
4.000%, 04/01/2024	440	465
4.000%, 01/22/2025	80	83
3.875%, 08/01/2025	140	147
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	210	212
3.500%, 04/19/2026	130	132
3.300%, 01/11/2023	60	61
2.600%, 01/15/2019	170	171
1.950%, 05/12/2018	458	459
Bank of Montreal MTN
2.100%, 12/12/2019	783	786
Bank of New York Mellon MTN
4.600%, 01/15/2020	836	884
3.300%, 08/23/2029	790	784
BB&T MTN
6.850%, 04/30/2019	240	258
Bear Stearns
7.250%, 02/01/2018	140	143
Blackstone Holdings Finance
6.625%, 08/15/2019 (B)	987	1,070
BPCE MTN
3.000%, 05/22/2022 (B)	640	643

New Covenant Funds / Quarterly Report / September 30, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Brighthouse Financial
3.700%, 06/22/2027 (B)	$90	$88
Capital One
2.650%, 08/08/2022	830	826
Chubb INA Holdings
2.300%, 11/03/2020	60	60
Citibank
2.000%, 03/20/2019	470	472
Citigroup
8.125%, 07/15/2039	12	19
5.500%, 09/13/2025	150	168
5.300%, 05/06/2044	31	36
4.650%, 07/30/2045	28	31
4.450%, 09/29/2027	150	158
4.400%, 06/10/2025	160	169
4.300%, 11/20/2026	40	42
4.050%, 07/30/2022	40	42
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	343
3.500%, 05/15/2023	100	102
3.400%, 05/01/2026	673	675
2.700%, 03/30/2021	455	460
1.700%, 04/27/2018	228	228
Cooperatieve Rabobank UA
3.950%, 11/09/2022	670	703
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	51
General Electric Capital MTN
6.000%, 08/07/2019	414	446
4.650%, 10/17/2021	180	197
4.375%, 09/16/2020	10	11
Goldman Sachs Group
5.950%, 01/18/2018	660	668
5.750%, 01/24/2022	662	742
5.150%, 05/22/2045	20	23
4.750%, 10/21/2045	40	45
4.250%, 10/21/2025	90	94
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	300	302
3.500%, 11/16/2026	90	90
2.300%, 12/13/2019	460	462
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	527
5.375%, 03/15/2020	640	688
4.000%, 03/03/2024	420	443
HSBC Finance
6.676%, 01/15/2021	52	59
HSBC Holdings 3.400%, 03/08/2021	360	371
2.950%, 05/25/2021	380	386
John Deere Capital
1.700%, 01/15/2020	40	40

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
John Deere Capital MTN
2.250%, 04/17/2019	$60	$60
JPMorgan Chase
4.500%, 01/24/2022	786	852
3.875%, 09/10/2024	290	302
Liberty Mutual Group
4.250%, 06/15/2023 (B)	441	471
Lincoln National
6.250%, 02/15/2020	570	622
MetLife
1.903%, 12/15/2017	110	110
Metropolitan Life Global Funding I
3.000%, 01/10/2023 (B)	507	515
Morgan Stanley MTN
3.750%, 02/25/2023	1,810	1,890
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	570	576
Royal Bank of Canada MTN
2.125%, 03/02/2020	900	904
Santander UK Group Holdings
3.571%, 01/10/2023	200	205
Sumitomo Mitsui Trust Bank
2.050%, 03/06/2019 (B)	599	599
Synchrony Financial
3.000%, 08/15/2019	120	122
Toronto-Dominion Bank MTN
1.950%, 01/22/2019	740	742
Toyota Motor Credit MTN
1.375%, 01/10/2018	260	260
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	665
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	262
3.491%, 05/23/2023 (B)	390	399
WEA Finance
2.700%, 09/17/2019 (B)	310	313
Wells Fargo
5.625%, 12/11/2017	585	589
3.069%, 01/24/2023	808	822
3.000%, 10/23/2026	190	186
Wells Fargo MTN
4.900%, 11/17/2045	30	33
4.600%, 04/01/2021	480	516
4.300%, 07/22/2027	260	275
3.450%, 02/13/2023	120	123
1.500%, 01/16/2018	90	90
Wells Fargo Bank
6.000%, 11/15/2017	250	251
Welltower
4.500%, 01/15/2024	902	968

		34,830

6	New Covenant Funds / Quarterly Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 2.0%
Abbott Laboratories
3.400%, 11/30/2023	$250	$258
2.350%, 11/22/2019	110	111
AbbVie
3.600%, 05/14/2025	10	10
2.500%, 05/14/2020	700	709
Aetna
2.800%, 06/15/2023	20	20
Anthem
3.125%, 05/15/2022	340	347
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,200
Becton Dickinson
4.685%, 12/15/2044	50	53
3.734%, 12/15/2024	24	24
3.363%, 06/06/2024	210	212
Cardinal Health
2.616%, 06/15/2022	100	100
Celgene
3.875%, 08/15/2025	130	137
3.550%, 08/15/2022	60	63
Eli Lilly
2.350%, 05/15/2022	170	170
Gilead Sciences
2.500%, 09/01/2023	50	50
2.050%, 04/01/2019	290	291
1.850%, 09/20/2019	130	130
Humana
7.200%, 06/15/2018	50	52
3.150%, 12/01/2022	240	244
Johns Hopkins Health System
1.424%, 05/15/2018	500	499
Medtronic
3.125%, 03/15/2022	190	196
Medtronic Global Holdings SCA
1.700%, 03/28/2019	930	929
Merck
2.750%, 02/10/2025	20	20
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	29
Thermo Fisher Scientific
2.400%, 02/01/2019	150	151
UnitedHealth Group
1.625%, 03/15/2019	200	200
Zoetis
1.875%, 02/01/2018	70	70

		6,275

Industrials — 2.8%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	730	777

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 05/15/2021	$310	$328
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	1,247	1,233
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/2023	419	449
Aviation Capital Group
6.750%, 04/06/2021 (B)	80	90
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	296	306
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	11
Cintas No. 2
3.700%, 04/01/2027	120	126
2.900%, 04/01/2022	120	122
Continental Airlines Pass-Through Trust,Ser 1999-1
6.545%, 02/02/2019	19	20
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	747	782
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	316	326
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	602	627
Eaton
2.750%, 11/02/2022	450	453
1.500%, 11/02/2017	20	20
GE Capital International Funding Unlimited
2.342%, 11/15/2020	1,205	1,218
General Electric
4.500%, 03/11/2044	90	101
General Electric Capital MTN
6.875%, 01/10/2039	30	44
5.300%, 02/11/2021	160	176
International Lease Finance
5.875%, 08/15/2022	400	448
Republic Services
3.200%, 03/15/2025	180	181
United Airlines Pass-Through Trust
4.000%, 04/11/2026	836	885
Waste Management
3.500%, 05/15/2024	120	124

		8,847

Information Technology — 0.9%
Apple
2.450%, 08/04/2026	70	68

New Covenant Funds/ Quarterly Report / September 30, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diamond 1 Finance
4.420%, 06/15/2021 (B)	$430	$451
3.480%, 06/01/2019 (B)	90	92
Intel
3.700%, 07/29/2025	30	32
Juniper Networks
4.600%, 03/15/2021	452	482
Mastercard
3.375%, 04/01/2024	190	198
Microsoft
2.400%, 08/08/2026	210	203
1.850%, 02/06/2020	360	361
Oracle
1.200%, 10/15/2017	190	190
QUALCOMM
2.100%, 05/20/2020	180	181
Visa
4.300%, 12/14/2045	10	11
3.150%, 12/14/2025	110	113
2.200%, 12/14/2020	300	303

		2,685

Materials — 0.5%
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	206
Freeport-McMoRan
4.000%, 11/14/2021	170	171
Glencore Funding
4.125%, 05/30/2023 (B)	900	937
4.000%, 03/27/2027 (B)	190	191
Southern Copper
3.500%, 11/08/2022	130	133

		1,638

Real Estate — 0.7%
American Tower Trust I
3.070%, 03/15/2023 (B)	80	80
1.551%, 03/15/2018 (B)	100	100
Simon Property Group
4.375%, 03/01/2021	430	457
2.350%, 01/30/2022	413	413
Ventas Realty
4.125%, 01/15/2026	566	589
3.500%, 02/01/2025	488	490

		2,129

Telecommunication Services — 2.4%
AT&T
5.800%, 02/15/2019	820	863
4.125%, 02/17/2026	408	419
3.875%, 08/15/2021	10	10
3.407%, 11/27/2022 (B)(C)	2,000	1,680

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 05/15/2025	$460	$454
3.000%, 06/30/2022	10	10
2.850%, 02/14/2023	20	20
2.375%, 11/27/2018	290	292
1.400%, 12/01/2017	100	100
Bharti Airtel
4.375%, 06/10/2025 (B)	200	203
Cox Communications
3.250%, 12/15/2022 (B)	615	620
Sprint Spectrum
3.360%, 09/20/2021 (B)	770	781
Verizon Communications
4.500%, 09/15/2020	954	1,023
3.376%, 02/15/2025 (B)	532	534
2.946%, 03/15/2022	411	418

		7,427

Utilities — 1.7%
Consumers Energy
5.650%, 04/15/2020	752	819
Dominion Energy
2.579%, 07/01/2020	260	262
Duke Energy
3.750%, 04/15/2024	900	941
3.550%, 09/15/2021	170	177
2.400%, 08/15/2022	150	149
FirstEnergy
4.250%, 03/15/2023	290	307
2.850%, 07/15/2022	250	251
Northern States Power
7.125%, 07/01/2025	1,190	1,522
Sempra Energy
2.400%, 03/15/2020	840	843

		5,271

Total Corporate Obligations (Cost $94,312) ($ Thousands)		95,811

U.S. TREASURY OBLIGATIONS — 14.1%
U.S. Treasury Bills
0.924%, 11/09/2017 (C)	1,012	1,011
U.S. Treasury Bonds
4.500%, 02/15/2036	2,254	2,899
3.750%, 11/15/2043	1,760	2,063
3.000%, 05/15/2045	2,220	2,286
3.000%, 02/15/2047	1,950	2,006
3.000%, 05/15/2047	550	566
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	571	653
1.375%, 02/15/2044	168	186
0.750%, 02/15/2042	444	429

8	New Covenant Funds / Quarterly Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.625%, 01/15/2024	$724	$739
0.375%, 07/15/2023	158	160
0.125%, 07/15/2024	361	357
U.S. Treasury Notes
2.250%, 11/15/2025	800	800
2.250%, 02/15/2027	3,650	3,628
2.250%, 08/15/2027	40	40
2.125%, 09/30/2024	1,860	1,855
2.000%, 05/31/2024	130	129
2.000%, 06/30/2024	600	595
1.875%, 01/31/2022	2,726	2,727
1.875%, 08/31/2024	490	481
1.750%, 05/31/2022	7,967	7,915
1.625%, 02/15/2026	5,297	5,036
0.875%, 10/15/2017	80	80
0.875%, 11/15/2017	30	30
0.875%, 09/15/2019	572	565
0.750%, 02/28/2018	120	120
0.750%, 08/15/2019	6,543	6,457
U.S. Treasury STRIPS 2.071%, 08/15/2022 (C)	200	182

Total U.S. Treasury Obligations (Cost $44,085) ($ Thousands)		43,995

ASSET-BACKED SECURITIES — 9.5%

Automotive — 2.7%
Ford Credit Floorplan Master Owner Trust,Ser 2016-1, Cl A1
1.760%, 02/15/2021	2,800	2,797
Hertz Vehicle Financing, Ser 2017-1A, Cl A
2.960%, 10/25/2021 (B)	780	776
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A4
1.380%, 04/18/2022	1,307	1,301
Hyundai Auto Lease Securitization Trust, Ser 2017-A, Cl A3
1.880%, 08/17/2020 (B)	2,029	2,032
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	1,557	1,570

		8,476

Home — 0.6%
Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
1.997%, VAR ICE LIBOR USD 1 Month+0.760%, 09/25/2033	99	99
Argent Securities, Ser 2004-W5, Cl AV2
2.274%, VAR ICE LIBOR USD 1 Month+1.040%, 04/25/2034	321	319

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CGBAM Commercial Mortgage Trust, Ser 2016-IMC, Cl D
6.634%, VAR LIBOR USD 1
Month+5.400%, 11/15/2021 (B)	$340	$339
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
5.070%, 04/25/2034	300	308
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
3.234%, VAR ICE LIBOR USD 1 Month+2.000%, 07/25/2034 (B)	390	401
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
1.534%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (B)	296	281
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.957%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (B)	112	108

		1,855

Other Asset-Backed Securities — 6.2%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
2.037%, VAR ICE LIBOR USD 1 Month+0.800%, 12/27/2022 (B)	8	8
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	3,339	3,341
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
2.484%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2047	195	198
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.051%, 04/25/2047	342	333
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
1.374%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	530	499
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	452	453
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
3.137%, VAR ICE LIBOR USD 1 Month+1.900%, 10/27/2031 (B)	370	379
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (B)	550	557
Invitation Homes Trust, Ser 2015-SFR3, Cl A
2.534%, VAR LIBOR USD 1 Month+1.300%, 08/17/2032 (B)	2,138	2,153

New Covenant Funds/ Quarterly Report / September 30, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MAD Mortgage Trust, Ser 2017-330M, Cl A
3.294%, 08/15/2034 (A)(B)	$220	$223
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
2.122%, VAR ICE LIBOR USD 1 Month+0.885%, 06/25/2034	410	392
SBA Small Business Investment, Ser 2017— 10B, Cl 1
2.518%, 09/10/2027	380	378
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/2047 (A)(B)	1,053	1,077
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	553	568
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
1.610%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	410	391
SLM Student Loan Trust, Ser 2002-A, Cl A2 1.796%, VAR ICE LIBOR USD 3
Month+0.550%, 12/16/2030	357	354
SLM Student Loan Trust, Ser 2005-8, Cl A5
1.480%, 01/25/2040	800	759
Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	1,129	1,136
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
1.934%, VAR ICE LIBOR USD 1 Month+0.700%, 02/15/2023 (B)	38	38
SMB Private Education Loan Trust, Ser 2016-B, Cl
A2A 2.430%, 02/17/2032 (B)	580	576
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
2.334%, VAR ICE LIBOR USD 1 Month+1.100%, 09/15/2034 (B)	380	387
SoFi Professional Loan Program, Ser 2017-A, Cl A2A
1.550%, 03/26/2040 (B)	28	28
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	443	463
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	460	490
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	280	284
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	1,126	1,165

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	$1,152	$1,177
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	705	712
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	719	719

		19,238

Total Asset-Backed Securities (Cost $29,375) ($ Thousands)		29,569

FOREIGN BONDS — 3.9%
Allergan Funding SCS
3.800%, 03/15/2025	100	104
3.450%, 03/15/2022	120	124
Barclays Bank
10.179%, 06/12/2021 (B)	370	458
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BNP Paribas MTN
2.700%, 08/20/2018	300	303
BP Capital Markets
3.561%, 11/01/2021	230	242
3.506%, 03/17/2025	20	20
3.119%, 05/04/2026	170	170
British Telecommunications
2.350%, 02/14/2019	270	272
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	30	32
CNOOC Finance 2015 USA
3.500%, 05/05/2025	330	335
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	263
Credit Suisse NY MTN
2.300%, 05/28/2019	310	312
Ecopetrol
5.375%, 06/26/2026	140	149
4.250%, 09/18/2018	140	143
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	200
Glencore Finance Canada
2.700%, 10/25/2017 (B)	210	210
HSBC Holdings
4.250%, 08/18/2025	230	238
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	200	203
3.125%, 07/14/2022 (B)	200	201
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	109

10	New Covenant Funds / Quarterly Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
FOREIGN BONDS (continued)
National Australia Bank 1.250%, 03/08/2018 (B)	$1,150	$1,147
OCP 4.500%, 10/22/2025 (B)	400	402
Petrobras Global Finance BV 6.850%, 06/05/2115	150	143
5.375%, 01/27/2021	1,030	1,087
Petroleos del Peru 4.750%, 06/19/2032 (B)	200	206
Petroleos Mexicanos 4.875%, 01/18/2024	190	197
Rogers Communications 6.800%, 08/15/2018	715	746
Shell International Finance 4.375%, 03/25/2020	130	138
Shell International Finance BV 3.250%, 05/11/2025	150	153
2.875%, 05/10/2026	40	40
2.250%, 11/10/2020	360	363
1.750%, 09/12/2021	1,592	1,570
Skandinaviska Enskilda Banken 1.375%, 05/29/2018 (B)	800	798
Telefonica Emisiones SAU 5.134%, 04/27/2020	80	86
Teva Pharmaceutical Finance Netherlands
III BV
2.800%, 07/21/2023	10	10
2.200%, 07/21/2021	1,016	978
Vale Overseas 6.875%, 11/21/2036	100	115
4.375%, 01/11/2022	55	57

Total Foreign Bonds
(Cost $12,189) ($ Thousands)		12,334

SOVEREIGN DEBT — 2.4%
Colombia Government International Bond 5.625% , 02/26/2044	280	313
Indonesia Government International Bond
MTN 5.125% , 01/15/2045 (B)	200	221
3.850% , 07/18/2027 (B)	200	205
3.750% , 04/25/2022	370	384
Kuwait International Government Bond 3.500% , 03/20/2027 (B)	210	216
Mexico Government International Bond 4.000% , 10/02/2023	610	645
3.600% , 01/30/2025	380	389
Peruvian Government International Bond 6.550% , 03/14/2037	60	81
5.625% , 11/18/2050	270	341

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Poland Government International Bond 5.125% , 04/21/2021	$440	$483
4.000% , 01/22/2024	450	484
Province of Ontario Canada 4.400% , 04/14/2020	840	891
1.100% , 10/25/2017	500	500
Province of Quebec Canada MTN 6.350% , 01/30/2026	1,010	1,247
2.625% , 02/13/2023	500	507
Russian Foreign Bond 7.500% , 03/31/2030	225	265
Saudi Government International Bond MTN 2.875% , 03/04/2023 (B)	370	369

Total Sovereign Debt
(Cost $7,345) ($ Thousands)		7,541

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FHLMC 2.375%, 01/13/2022	1,090	1,109
1.250%, 10/02/2019	70	70
FNMA 2.549%, 03/31/2036	100	18
2.189%, 10/09/2019 (C)	1,190	1,147
Tennessee Valley Authority 3.875%, 02/15/2021	790	842

Total U.S. Government Agency Obligations
(Cost $3,166) ($ Thousands)		3,186

MUNICIPAL BONDS — 0.7%
Florida — 0.3%
Florida State, Board of Administration
Finance, Ser A, RB
2.638%, 07/01/2021	420	422
Florida State, State Board of Administration
Finance, Ser A, RB
2.163%, 07/01/2019	535	537

		959

Wisconsin — 0.4%
Wisconsin State, Ser A, RB, AGM 5.700%, 05/01/2026	970	1,119

Total Municipal Bonds
(Cost $2,083) ($ Thousands)		2,078

New Covenant Funds/ Quarterly Report / September 30, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F 0.840%**†	3,405,715	$3,406

Total Cash Equivalent (Cost $3,406) ($ Thousands)		3,406

	Face Amount (Thousands)
REPURCHASE AGREEMENTS — 7.1%
Deutsche Bank 1.040%, dated 09/29/2017, to be repurchased on 10/02/2017, repurchase price $3,100,269 (collateralized by a U.S. Treasury Obligation, 0.125%, 04/15/2022, $3,100,000; with total market value $3,161,200) (D)	3,100	3,100
Goldman Sachs 1.040%, dated 09/29/2017, to be repurchased on 10/02/2017, repurchase price $19,201,664 (collateralized by a U.S. Treasury Obligation, 1.750%, 06/29/2020, $19,200,000; with total market value $19,590,855) (D)	19,200	19,200

Total Repurchase Agreements (Cost $22,300) ($ Thousands)		22,300

Total Investments in Securities— 111.0% (Cost $345,101) ($ Thousands) @		$347,307

	Contracts
PURCHASED OPTION* — 0.0%

Total Purchased Option (E) (Cost $23) ($ Thousands)	62	$46

WRITTEN OPTIONS* — 0.0%
Total Written Options (E) (Premiums Received $18) ($ Thousands)	(96)	$(33)

A list of the open futures contracts held by the Fund at September 30, 2017 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(56)	Dec-2019	(13,661)	(13,712)	(51)
90-Day Euro$	27	Dec-2018	6,630	6,624	(6)
90-Day Euro$	(181)	Dec-2017	(44,596)	(44,580)	16
U.S. 10-Year Treasury Note	(16)	Dec-2017	(2,019)	(2,005)	14
U.S. 2-Year Treasury Note	(84)	Jan-2018	(18,170)	(18,119)	51
U.S. 5-Year Treasury Note	42	Dec-2017	4,965	4,935	(30)

12	New Covenant Funds/ Quarterly Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. Long Treasury Bond	(10)	Dec-2017	(1,552)	(1,528)	24
U.S. Ultra Long Treasury Bond	4	Dec-2017	670	661	(9)
Ultra 10-Year U.S. Treasury Note	15	Dec-2017	2,037	2,015	(22)

			(65,696)	(65,709)	(13)

The futures contracts are considered to have interest rate risk associated with them.

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
PURCHASED OPTION — 0.0%
Put Options
US 5YR FUTR OPTN Dec17*	62	7,285	$118.00	11/18/17	46

Total Purchased Option (Cost $23) ($ Thousands)		7,285			46

WRITTEN OPTIONS — 0.0%
Put Options
US 5YR FUTR OPTN Dec17*	(62)	(7,285)	117.50	11/18/17	(27)
US 5YR FUTR OPTN Nov17*	(17)	(1,998)	117.50	10/21/17	(5)

		(9,283)			(32)

Call Options
US 5YR FUTR OPTN Nov17*	(17)	(1,998)	118.50	10/21/17	(1)

Total Written Options (Premiums Received $18) ($ Thousands)		(11,281)			(33)

Percentages are based on Net Assets of $312,778 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2017.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2017, the value of these securities amounted to $43,697 ($ Thousands), representing 14.0% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Tri-Party Repurchase Agreement.

(E)	Refer to table below for details on Options Contracts.
@	At September 30, 2017, the tax basis cost of the Fund’s investments was $345,101 ($ Thousands), and the unrealized appreciation and depreciation were $3,514 ($ Thousands) and ($1,308) ($ Thousands), respectively.

AGM— Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

SBA — Small Business Administration

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

VAR — Variable Rate

New Covenant Funds / Quarterly Report / September 30, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Income Fund (Continued)

The following is a list of the level of inputs used as of September 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$128,126	$–	$128,126
Corporate Obligations	–	94,642	–	94,642
U.S. Treasury Obligations	–	43,995	–	43,995
Asset-Backed Securities	–	29,569	–	29,569
Repurchase Agreements	–	22,300	–	22,300
Foreign Bonds	–	12,334	–	12,334
Sovereign Debt	–	7,541	–	7,541
U.S. Government Agency Obligations	–	3,316	–	3,316
Municipal Bonds	–	2,078	–	2,078
Cash Equivalent	3,406	–	–	3,406

Total Investments in Securities	$3,406	$343,901	$–	$347,307

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$105	$—	$—	$105
Unrealized Depreciation	(118)	—	—	(118)
Purchased Options	(33)	—	—	(33)
Written Options	46	—	—	46

Total Other Financial Instruments	$—	$—	$—	$—

*Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	New Covenant Funds / Quarterly Report / September 30, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.3%
Equity Fund — 61.0%
New Covenant Growth Fund †	4,242,880	$177,650

Total Equity Fund (Cost $111,804) ($ Thousands)		177,650

Fixed Income Fund — 38.3%
New Covenant Income Fund †	4,797,208	111,631

Total Fixed Income Fund (Cost $110,974) ($ Thousands)		111,631

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F 0.840%**†	1,755,422	1,755

Total Cash Equivalent (Cost $1,755) ($ Thousands)		1,755

Total Investments in Securities— 99.9% (Cost $224,533) ($ Thousands) @		$291,036

Percentages are based on Net Assets of $291,196 ($ Thousands).

**	Rate shown is the 7-day effective yield as of September 30, 2017.
†	Investment in Affiliated Security.

@	At September 30, 2017, the tax basis cost of the Fund’s investments was $224,533 ($ Thousands), and the unrealized appreciation and depreciation were $66,503 ($ Thousands) and ($–) ($ Thousands), respectively.

Cl — Class

As of September 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 6/30/2017	Purchases at Cost	Proceeds from Sales	Value 9/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Class F	$2,520	$4,424	$(5,189)	$1,755	$5

Total	$2,520	$4,424	$(5,189)	$1,755	$5

New Covenant Funds / Quarterly Report / September 30, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2017

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.8%

Fixed Income Fund — 63.7%
New Covenant Income Fund †	2,186,617	$50,883

Total Fixed Income Fund (Cost $50,891) ($ Thousands)		50,883

Equity Fund — 35.1%
New Covenant Growth Fund †	669,880	28,048

Total Equity Fund (Cost $14,764) ($ Thousands)		28,048

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Cl F
0.840%**†	856,493	856

Total Cash Equivalent (Cost $856) ($ Thousands)		856

Total Investments in Securities— 99.9% (Cost $66,511) ($ Thousands) @		$79,787

Percentages are based on Net Assets of $79,834 ($ Thousands).

**	Rate shown is the 7-day effective yield as of September 30, 2017.
†	Investment in Affiliated Security.

@	At September 30, 2017, the tax basis cost of the Fund’s investments was $66,511 ($ Thousands), and the unrealized appreciation and depreciation were $13,284 ($ Thousands) and ($8) ($ Thousands), respectively.

Cl — Class

As of September 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2017 ($ Thousands):

Security Description	Value 6/30/2017	Purchases at Cost	Proceeds from Sales	Value 9/30/2017	Dividend Income
SEI Daily Income Trust, Government Fund, Class F	$922	$3,045	$(3,111)	$856	$1

Total	$922	$3,045	$(3,111)	$856	$1

New Covenant Funds / Quarterly Report / September 30, 2017	1

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 29, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO
Date: November 29, 2017